RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)				1 Months Ended			3 Months Ended		9 Months Ended	12 Months Ended
	Jun. 08, 2017	Oct. 10, 2013	Aug. 11, 2013	Mar. 29, 2018	Dec. 21, 2017	Jul. 25, 2013	Mar. 31, 2018	Mar. 31, 2017	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Issued common stock to related parties for conversion of accrued compensation at fair market value, Amount										$ 1,117,846
Accrued expenses							$ 0				$ 865,846
Proceeds from shareholder loans							9,500	$ 25,500		47,700	97,000
Principal payments on shareholder loans							13,000			60,200
Accrued interest							38,121			33,262	20,905
Notes payable, related parties							$ 516,500			$ 520,000	$ 532,500
Interest rate										2.15%
Common stock, shares issued in exchange for assignment of non-monetary intangible assets			1,000,000
Preferred stock, issued shares							50,000,000			50,000,000	50,000,000
Preferred stock, value							$ 50,000			$ 50,000	$ 50,000
Demand Notes [Member]
Accrued interest							35,365			32,597
Notes payable, related parties							516,500			520,000
Note payable related party [Member]
Accrued interest							35,365			32,597	20,905
Chief Executive Officer [Member]
Proceeds from shareholder loans							9,500	25,500		47,700	97,000
Principal payments on shareholder loans							$ 13,000	$ 0		$ 60,200	$ 0
Series “A” Convertible Preferred Stock [Member]
Preferred stock, issued shares							50,000,000			50,000,000	50,000,000
Related parties [Member]
Issued common stock to related parties for conversion of accrued compensation at fair market value, Shares	16,530,769			663,856	1,260,000
Issued common stock to related parties for conversion of accrued compensation at fair market value, Amount	$ 991,846			$ 63,000	$ 126,000
Dr. Santilli [Member]
Annual salary							$ 180,000			$ 180,000
common stock option, percentage										0.01%
Acquired of restricted common stock from shareholders						2,940,000
Ownership percentage						98.00%
Employment contracts period							5 years
Carla Santilli [Member]
Annual salary							$ 72,000		$ 72,000
common stock option, percentage									0.005%
Employment contracts period							5 years
Hadronic Technologies Press, Inc [Member] | Series “A” Convertible Preferred Stock [Member]
Description of convertible preferred stock		The Series "A" Convertible Preferred Stock has 15 votes per share and is convertible into 10 shares of our common stock at the election of the shareholder.
Preferred stock, issued shares		50,000,000
Preferred stock, value		$ 500,000